RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended									12 Months Ended
	Apr. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 ILS (₪)	Nov. 30, 2017 USD ($)	Nov. 30, 2017 ILS (₪)	Jul. 30, 2017 USD ($)	Jul. 30, 2017 ILS (₪)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Proceeds from related party debt | $										$ 1,442
Nistec [Member]
Related Party Transaction [Line Items]
Percentage discount on purchases										10.00%	10.00%
Percentage of mark up related to actual price of purchase										20.00%	20.00%
Percentage of discount on excess inventory										50.00%	50.00%
Percentage of standard discount										5.00%	5.00%
Percentage of commission										14.25%	14.25%
Percentage of bonus given to officers										2.00%	2.00%
Proceeds from related party debt | $								$ 1,400
Interest rate								2.60%	2.60%
Number of installments								8	8
Loan term								2 years	2 years
Nistec [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt | $	$ 2,500	$ 1,100
Nistec [Member] | Bank HaPoalim [Member]
Related Party Transaction [Line Items]
Proceeds from line of credit | $						$ 1,300
Period of line of credit						1 year	1 year
Nistec [Member] | Mizrahi-Tefahot Bank [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt | $				$ 840
Nistec [Member] | NIS [Member]
Related Party Transaction [Line Items]
Total purchases											₪ 300
Bonus											200
Reimbursement expense											10
Proceeds from related party debt									₪ 5,000
Nistec [Member] | NIS [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt			₪ 4,000
Nistec [Member] | NIS [Member] | Bank HaPoalim [Member]
Related Party Transaction [Line Items]
Proceeds from line of credit							₪ 4,500
Nistec [Member] | NIS [Member] | Mizrahi-Tefahot Bank [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt					₪ 3,000
Nistec [Member] | NIS [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Payment for lease of car											₪ 250